ORGANIZATION AND BUSINESS BACKGROUND (Tables)	12 Months Ended
Jun. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of financial statement balances and amounts of the VIE
The following tables set forth the financial statement balances and amounts of the VIE that were included in the consolidated financial statements:

	June 30,
	2021	2022
Current assets	$5,588	$3,391
Non-current assets	37	6

Total assets	5,625	3,397

Current liabilities	$3,230	$1,547

Total liabilities	3,230	1,547

	Year ended June 30,
	2021	2022
Net revenue	$46	$7
Cost of revenue (1)	(2,177)	(1,474)
Net profit	2,223	1,481
Net cash used in operating activities	(451)	(323)

(1)	Cost of revenue is negative because of the reversal of warranties provision which was overprovided in previous years.